International Currency Translation (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Foreign Currency Translation [Abstract]
Compound Cumulative Rates Of Inflation In Highly Inflationary Economies Minimum	100% or more during the past three years
Foreign Currency Transaction Gain (Loss), before Tax	$ (156)	$ (186)	$ (58)